Mortgage Loans Receivable and Bond Portfolio - Mortgage Loans Receivable and Bond Portfolio (Details)	Dec. 31, 2016 USD ($)
Mortgage Loans
2017	$ 790,083
2018	3,283,240
2019	1,326,144
2020	1,389,493
2021	814,392
Thereafter	17,128,928
Subtotal	24,732,280
Less loan loss and bond loss allowances	(1,311,983)
Less deferred origination income	(298,499)
Totals	23,121,798
Bond Portfolio
2017	111,000
2018	139,000
2019	144,000
2020	156,000
2021	221,000
Thereafter	11,169,616
Subtotal	11,940,616
Less loan loss and bond loss allowances	(458,000)
Less deferred origination income
Totals	$ 11,482,616